Popular, Inc. (Holding company only) financial information (Statement of Condition) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
ASSETS
Cash and due from banks (includes $79,660 due from bank subsidiary (2020 - $69,299))	$ 428,433	$ 491,065
Money market investments	17,536,719	11,640,880
Debt securities held-to-maturity, at amortized cost (includes $3,125 in common securities from statutory trusts (2020 - $8,726))	79,461	92,621
Equity securities, at lower of cost or realizable value	189,977	173,737
Less - Allowance for credit losses	695,366	896,250	$ 477,708
Premises and equipment	494,240	510,241
Investments under the equity method	298,988	250,467
Assets	75,097,899	65,926,000	52,115,324
LIABILITIES AND STOCKHOLDERS' EQUITY
Notes payable	988,563	1,224,981
Other liabilities (includes $6,591 due to subsidiaries and affiliate (2020 - $3,779))	70,967	73,560
Stockholders' equity	5,969,397	6,028,687	$ 6,016,779	$ 5,435,057
Total liabilities and stockholders' equity	75,097,899	65,926,000
Popular, Inc. Holding Co.
ASSETS
Cash and due from banks (includes $79,660 due from bank subsidiary (2020 - $69,299))	79,660	69,299
Money market investments	205,646	111,596
Debt securities held-to-maturity, at amortized cost (includes $3,125 in common securities from statutory trusts (2020 - $8,726))	3,125	8,726
Equity securities, at lower of cost or realizable value	19,711	16,049
Other loans	29,445	31,473
Less - Allowance for credit losses	96	311
Premises and equipment	5,684	5,322
Investments under the equity method	114,955	88,272
Other assets (includes $6,802 due from subsidiaries and affiliate (2020 - $5,518))	32,810	35,002
Assets	6,473,308	6,697,156
LIABILITIES AND STOCKHOLDERS' EQUITY
Notes payable	401,990	587,386
Other liabilities (includes $6,591 due to subsidiaries and affiliate (2020 - $3,779))	101,923	81,148
Stockholders' equity	5,969,395	6,028,622
Total liabilities and stockholders' equity	6,473,308	6,697,156
Popular, Inc. Holding Co. | BPPR and subsidiaries
ASSETS
Investment in subsidiaries, at equity	3,858,701	4,327,188
Popular, Inc. Holding Co. | Popular North America and subsidiaries
ASSETS
Investment in subsidiaries, at equity	1,834,931	1,733,411
Popular, Inc. Holding Co. | Other non-bank subsidiaries
ASSETS
Investment in subsidiaries, at equity	$ 288,736	$ 271,129